Stockholders' Equity (Details) - Schedule of stock-based compensation - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Research and development [Member]
Stockholders' Equity (Details) - Schedule of stock-based compensation [Line Items]
Total	$ 11,772	$ 28,808	$ 81,706	$ 223,476
General and administrative [Member]
Stockholders' Equity (Details) - Schedule of stock-based compensation [Line Items]
Total	325,829	427,615	1,582,205	2,320,236
Total	$ 337,601	$ 456,423	$ 1,663,911	$ 2,543,712